Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management
Schedule of expected credit loss regarding trade receivables

December 31, 2020
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	1,686	2	1,684
Grades 5-7:	Fair risk	B+ to BBB	1.3%	2,209	29	2,180
Grades 8-9:	Substandard	CCC- to B	7.0%	876	61	815
Grade 10:	Doubtful	C to CC	25.0%	2	1	1
Grade 11:	Loss	D	100.0%	15	15	0
				4,788	108	4,680

December 31, 2019
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	2,400	4	2,396
Grades 5-7:	Fair risk	B+ to BBB	1.3%	3,132	42	3,090
Grades 8-9:	Substandard	CCC- to B	7.0%	233	16	217
Grade 10:	Doubtful	C to CC	25.0%	283	71	212
Grade 11:	Loss	D	100.0%	--	--	--
				6,048	133	5,915

Summary of contractual cash flow

	December 31,
	2020
	(€ in thousands)

		Contractual cash flow
	carrying amount	Total	2 months or less	2-12 months	1-3 years	3-5 years	More than 5 years
Long-term debt	23,152	(31,280)	(295)	(25,236)	(915)	(625)	(4,209)
Lease liability	3,124	(3,715)	(71)	(341)	(1,627)	(637)	(1,039)
Trade payables	1,956	(1,956)	(1,956)	--	--	--	--
Total	28,232	(36,951)	(2,322)	(25,577)	(2,542)	(1,262)	(5,248)

	December 31,
	2019
	(€ in thousands)

		Contractual cash flow
	carrying amount	Total	2 months or less	2-12 months	1-3 years	3-5 years	More than 5 years
Long-term debt	17,546	(22,050)	(178)	(10,818)	(1,252)	(5,296)	(4,506)
Lease liability	3,610	(4,409)	(102)	(447)	(1,054)	(1,307)	(1,499)
Trade payables	2,797	(2,797)	(2,797)	--	--	--	--
Total	23,953	(29,256)	(3,077)	(11,265)	(2,306)	(6,603)	(6,005)